Investment Strategy - Kensington Dynamic Allocation Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund may also invest in ETFs that hold U.S. dollar-denominated ultra short-term debt as part of the Fund’s “Risk-Off” portfolio, or for other purposes, including collateral or short-term liquidity.